Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Balances and Transactions with Related Parties

Note 23 - Balances and Transactions with Related Parties:

A.	Balances with related parties (consolidated)

Composition:

	December 31
	2025	2024
	NIS in thousands

Short-term loans (1)	11,000
Other receivables (Note 12B)	428	614

(1) Loans from related party

On December 31, 2025, the Company’s board of directors approved a loan agreement with Mr. Alexander Rabinovich, the controlling shareholder of the Company, in the amount of NIS 11 million.

The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (6.53% in 2025). The loan can serve as an advance on account of the Controlling shareholder’s participation in a future investment round.

B.	Transactions with related parties

1. Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

	For the year ended December 31
	2025		2024		2023
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	3	1,136	4	1,807	4	2,628
Management fees	1	938	1	759	1	781
Share-based payment	3	532	4	1,537	4	1,346
Shares	1	404	-	-	-	-
	3	3,010	4	4,103	4	4,755

(*) The key management personnel include the Chairman of the Board, the Company’s Chief Executive Officer and the Chief Financial Officer.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 23 - Balances and Transactions with Related Parties: (Cont.)

2. Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2025		2024		2023
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Management fees	4	516	4	556	4	518
Share-based payment	4	47	4	43	3	0
	4	563	4	599	4	518

(*) The key management personnel who are not employees of the Company include 4 directors.

3. Rental Income - sublease agreement with companies related to the related party

The subsidiary Canndoc leases an office floor, and subleases part of the floor to two companies related to the controlling shareholder.

Revenue of NIS 175 thousand and NIS 169 thousand was recorded in the financial statements in 2025 and 2024, respectively.

Intercure Ltd.
Notes to the Consolidated Financial Statements